RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES

	Nine months ended September 30		Three months ended September 30
	2022	2021	2022	2021
	U.S. dollars (in thousands)

Research and development expenses:
Directors compensation and fees to officers	81	24	26	-

General and administrative expenses:
Directors compensation and fees to officers (*)	791	1,225	444	1,042
(*) Share based compensation	349	872	305	872

Financing expenses (income), net:
Related to convertible loan terms	(575)	(1,034)	(582)	(237)

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

B.	Balances with related parties:

	As of September 30,	As of December 31,
	2022	2021
	U.S. dollars (in thousands)

Current Assets:
Short term loan granted to others	17	15
	17	15
Current Liabilities:
Short term loan	80
Convertible notes	-	1,431
Accounts payable	26	20
Accrued compensation	1,326	838
	1,432	2,289
Non-current Liabilities:
Convertible notes	1,704	-

	Year ended December 31
	2021	2020
	U.S. Dollars in thousands

Research and development expenses:
Fees to officers	48	-
Other expenses	26	-
	74	-

General and administrative expenses:
Directors compensation and fees to officers (*)	919	496
(*) Share based compensation	404	-

Financing expenses , net:
Financial expenses related to convertible loan	1,129	287
Interest on loan (**)	*	-

(**)	Less than 1 thousand

CITRINE GLOBAL CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

B. Balances with related parties:

	As of December 31,
	2021	2020
	U.S. Dollars in thousands

Current Assets:
Short term loan	15	-

Current Liabilities:
Convertible notes	1,431	773
Accounts payable	20	312
Accrued compensation	838	-